Principal accounting policies - Land use rights, Impairment of long-lived assets, Annual test for impairment of goodwill and Convertible bonds (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) item	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Principal Accounting Policies [Line Items]
Aggregate principal amount	$ 10,537	$ 42,168	$ 95,169
Impairment of long-lived assets
Impairment of long-lived assets	$ 8,580	$ 0	$ 0
Impairment, Intangible Asset, Finite-Lived, Statement of Income or Comprehensive Income [Extensible Enumeration]	General and Administrative Expense	General and Administrative Expense	General and Administrative Expense
Number of reporting units | item	3
Impairment of goodwill	$ 0	$ 454,935	$ 0
Land use rights
Principal Accounting Policies [Line Items]
Term of amortization	40 years